SHARE CAPITAL - Narrative (Details)			12 Months Ended
	Oct. 16, 2023 CAD ($) shares	Oct. 16, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Sep. 28, 2021 CAD ($)	Sep. 16, 2021 CAD ($)
Share Capital
Aggregate gross proceeds			$ 107,863,000	$ 19,551,000
Share capital
Share Capital
Aggregate offering amount					$ 50,000,000	$ 250,000,000
Eligible exploration expenditures to spend			$ 8,000,000
Set-up and maintenance of 2021 Shelf Prospectus and 2021 ATM Program
Share Capital
Average price per share | $ / shares			$ 1.91
Issuance costs			$ 2,192,000
Commissions			1,321,000
Costs associated with set-up			$ 871,000
Total number of shares issued under ATM | shares			34,669,322
Aggregate gross proceeds			$ 66,062,000
Maintenance of 2021 Shelf Prospectus and 2021 ATM Program
Share Capital
Issued of common shares under ATM | shares			19,786,160	11,042,862
Average price per share | $ / shares			$ 1.91	$ 1.83
Issuance costs			$ 845,000	$ 599,000
Commissions			757,000	404,000
Costs associated with set-up			88,000	195,000
Aggregate gross proceeds			$ 37,887,000	$ 20,200,000
Bought deal public offering by way of a prospectus supplement to the 2021 shelf prospectus
Share Capital
Issued of common shares under ATM | shares	37,000,000	37,000,000
Average price per share | $ / shares		$ 1.49
Aggregate gross proceeds	$ 75,082,000	$ 55,130,000
Issue costs	$ 4,240,000